Income Tax: (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Details 2 [Abstract]
Net operating loss carry forwards	$ 46,962,497	$ 40,779,302
Property, Plant and Equipment future tax asset	3,227,610	3,087,432
Capital loss carry forwards	15,411	1,116,595
Other future tax asset	330,882	325,467
Total future tax assets	50,536,400	45,308,796
Valuation allowance	(50,536,400)	(45,308,796)
Net deferred tax asset	$ 0	$ 0